UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21129
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   FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED
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               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
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               (Address of principal executive offices) (Zip code)


                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
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                      Date of fiscal year end: NOVEMBER 30
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             Date of reporting period: JULY 1, 2007 - JUNE 30, 2008
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Form N-PX is to be used by a registered  management  investment  company,  other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008

FORM N-PX SPREADSHEET

REGISTRANT NAME:
INVESTMENT COMPANY ACT FILE NUMBER:
REPORTING PERIOD:
REGISTRANT  ADDRESS:
NAME OF SERIES (AS APPLICABLE):


 Flaherty & Crumrine / Claymore Preferred Securities Income Fund Incorporated 811 - 21129
 07/01/2007 - 06/30/2008
 301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101


                                  ISSUER OF
                                  PORTFOLIO             EXCHANGE TICKER                      SHAREHOLDER
                                  SECURITY              SYMBOL               CUSIP #         MEETING DATE
--------------------------------------------------------------------------------------------------------------
Tempfund Fund Inst'l Shares                             BLK                  09248U619          9/7/2007
--------------------------------------------------------------------------------------------------------------
Wachovia Preferred Funding                              WNA-P                92977V206         5/12/2008
--------------------------------------------------------------------------------------------------------------
Xcel Energy                                             XEL                  98389B506         5/21/2008
--------------------------------------------------------------------------------------------------------------
Xcel Energy                                             XEL                  98389B506         5/21/2008
--------------------------------------------------------------------------------------------------------------
Xcel Energy                                             XEL                  98389B506         5/21/2008
--------------------------------------------------------------------------------------------------------------
Xcel Energy                                             XEL                  98389B506         5/21/2008
--------------------------------------------------------------------------------------------------------------
Xcel Energy                                             XEL                  98389B506         5/21/2008
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








                                  ISSUER OF
                                  PORTFOLIO                                                         WHO PROPOSED
                                  SECURITY       SUMMARY OF MATTER VOTED ON                         MATTER: ISSUER/SHAREHOLDER
--------------------------------------------------------------------------------------------------------------------------------
Tempfund Fund Inst'l Shares                      Approve directors                                         Issuer
--------------------------------------------------------------------------------------------------------------------------------
Wachovia Preferred Funding                       Approve directors                                         Issuer
--------------------------------------------------------------------------------------------------------------------------------
Xcel Energy                                      Approve directors                                         Issuer
--------------------------------------------------------------------------------------------------------------------------------
Xcel Energy                                      Approve auditor                                           Issuer
--------------------------------------------------------------------------------------------------------------------------------
Xcel Energy                                      Majority voting standard in uncontested elections         Issuer
--------------------------------------------------------------------------------------------------------------------------------
Xcel Energy                                      Separation of role of Chairman and CEO                    Security Holder
--------------------------------------------------------------------------------------------------------------------------------
Xcel Energy                                      Comprehensive healthcare reform                           Security Holder
--------------------------------------------------------------------------------------------------------------------------------




                                                               FUND'S VOTE FOR
                                                               OR AGAINST PROPOSAL,
                                                               OR ABSTAIN; FOR OR
                                  ISSUER OF      WHETHER FUND  WITHHOLD REGARDING   WHETHER VOTE
                                  PORTFOLIO      CAST VOTE ON  ELECTION OF          WAS FOR OR
                                  SECURITY       MATTER        DIRECTORS            AGAINST MANAGEMENT
------------------------------------------------------------------------------------------------------
Tempfund Fund Inst'l Shares                       Yes            For                  For
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Wachovia Preferred Funding                        Yes            For                  For
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Xcel Energy                                       Yes            For                  For
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Xcel Energy                                       Yes            For                  For
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Xcel Energy                                       Yes            For                  For
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Xcel Energy                                       Yes            Against              For
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Xcel Energy                                       Yes            Against              For
------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Flaherty & Crumrine/Claymore Preferred Securities
             Income Fund Incorporated
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By (Signature and Title) /s/ Donald F. Crumrine
                        --------------------------------------------------------
                        Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                        (Principal Executive Officer)

Date        8/6/2008
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